Income Taxes - Schedule of Federal and State Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
State Income Tax
Current (benefit)/expense					$ (23)	$ 713
Deferred (benefit)/expense					(138)	295
Federal Income Tax
Current expense					114
Deferred expense					374
Total income tax provision	$ 807	$ 428	$ 1,114	$ 456	327	1,008
Total current income taxes					91	713
Total deferred income taxes					236	295
Total income tax provision	$ 807	$ 428	$ 1,114	$ 456	$ 327	$ 1,008